Related party transactions - Summary of Related Party Transactions Outstanding (Details) - Associates - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Amounts owed by related parties	£ 83	£ 74
Amounts owed to related parties	£ (63)	£ (75)